Consolidated Statement of Changes in Stockholders' (Deficit) Equity - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock, Common [Member]	Retained Earnings [Member]	Total
Balance at Oct. 31, 2021	$ 136	$ 3,705	$ 19,394,052	$ (84,000)	$ (15,859,367)	$ 3,454,526
Balance, shares at Oct. 31, 2021	136,059	3,705,543
Stock issued in connection with note conversion		$ 156	4,043,610			4,043,766
Stock issued in connection with note conversion, shares		155,529
Stock issued in connection with preferred stock conversions	$ (136)	$ 569	(433)
Stock issued in connection with preferred stock conversions, shares	(136,059)	569,463
Beneficial conversion feature on convertible preferred stock			793,175			793,175
Deemed dividend on convertible preferred stock			(793,175)			(793,175)
Stock based compensation			2,197,597			2,197,597
Net Loss					(6,860,049)	(6,860,049)
Balance at Oct. 31, 2022		$ 4,430	25,634,826	(84,000)	(22,719,416)	2,835,840
Balance, shares at Oct. 31, 2022		4,430,535
Stock based compensation			1,292,270			1,292,270
Net Loss					(5,356,717)	(5,356,717)
Forgiven Accrued Payables – Related Party			137,953			137,953
Payment for fractional warrants - recapitalization			(436)			(436)
Balance at Oct. 31, 2023		$ 4,430	$ 27,064,613	$ (84,000)	$ (28,076,133)	$ (1,091,090)
Balance, shares at Oct. 31, 2023		4,430,535